                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10427

                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota           55474
         (Address of principal executive offices)                 (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 01/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

              RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.7%)
Asciano Group                                           603,379(d)           $413,872
Australian Stock Exchange                                25,000               424,272
BHP Billiton                                            191,170             3,542,988
Billabong Intl                                          115,000               532,617
CSL                                                      73,973             1,743,374
Newcrest Mining                                          65,338             1,265,855
OneSteel                                                214,024               322,066
Origin Energy                                           143,362             1,262,564
Perpetual                                                29,800               568,844
QBE Insurance Group                                      78,739             1,183,429
Sino Gold Mining                                        323,000(b)            997,846
Sonic Healthcare                                         94,310               825,329
Westpac Banking                                          53,271(d)            522,109
Woolworths                                               92,493             1,608,998
                                                                      ---------------
Total                                                                      15,214,163
-------------------------------------------------------------------------------------


AUSTRIA (0.4%)
OMV                                                      19,602(d)            558,519
Verbund Series A                                         22,471(d)            859,024
                                                                      ---------------
Total                                                                       1,417,543
-------------------------------------------------------------------------------------


BELGIUM (0.6%)
Colruyt                                                   3,941(d)            871,805
Eurofins Scientific                                       8,000(d)            361,593
Groupe Bruxelles Lambert                                  7,880               578,310
                                                                      ---------------
Total                                                                       1,811,708
-------------------------------------------------------------------------------------


BERMUDA (0.2%)
SeaDrill                                                 77,250(d)            640,913
-------------------------------------------------------------------------------------


BRAZIL (1.0%)
Localiza Rent A Car                                     247,300               873,325
Natura Cosmeticos                                        70,000               599,914
Porto Seguro                                            135,000               796,512
Suzano Papel e Celulose                                 196,000(b)            987,597
                                                                      ---------------
Total                                                                       3,257,348
-------------------------------------------------------------------------------------


CAMBODIA (0.1%)
NagaCorp                                              2,930,000               330,300
-------------------------------------------------------------------------------------


CANADA (4.9%)
Alimentation Couche-Tard                                 56,100               650,409
Canadian Natl Railway                                    34,400             1,206,866
CCL Inds Cl B                                            36,300               649,654
CGI Group Cl A                                           98,718(b)            800,352
Enbridge                                                 43,587             1,432,023
EnCana                                                   62,900             2,802,463
Fairfax Financial Holdings                                1,700               553,666
Groupe Aeroplan                                          89,313               651,910
Horizon North Logistics                                 110,500(b)             91,121
Ivanhoe Mines                                            39,000(b)            107,626
METRO Series A                                           18,200               582,496
Potash Corp of Saskatchewan                              19,700             1,483,774
ShawCor Cl A                                             77,300               921,441
Shoppers Drug Mart                                       28,000             1,037,198
Sino-Forest Cl A                                         88,100(b)            661,758
Tesco                                                    16,500(b)            164,010
Toronto-Dominion Bank                                    15,100               490,676
Uranium One                                             138,000(b,d)          208,442
Viterra                                                  74,452(b)            562,281
Xtreme Coil Drilling                                     14,600(b)             20,503
Yellow Pages Income Fund                                 93,462               488,371
                                                                      ---------------
Total                                                                      15,567,040
-------------------------------------------------------------------------------------


CHILE (0.5%)
SQM ADR                                                  56,000             1,517,600
-------------------------------------------------------------------------------------


CHINA (1.3%)
China Shipping Development Series H                     606,000(d)            587,472
China Yurun Food Group                                  648,000(d)            758,029
Jiangsu Expressway Series H                           1,572,000             1,116,552
Mindray Medical Intl ADR                                 36,000(d)            743,760
New Oriental Education & Technology Group ADR             5,000(b,d)          239,200
Shandong Weigao Group Medical Polymer Series
 H                                                       43,000                73,141
Sinotrans Series H                                    2,100,000               336,176
VisionChina Media ADR                                    47,000(b,d)          290,460
                                                                      ---------------
Total                                                                       4,144,790
-------------------------------------------------------------------------------------


CZECH REPUBLIC (0.2%)
Komercni Banka                                            5,400               595,418
-------------------------------------------------------------------------------------


DENMARK (1.4%)
Novo Nordisk Series B                                    42,851(d)          2,283,380
Novozymes Series B                                       17,649(d)          1,403,255
Vestas Wind Systems                                      19,019(b,d)          916,178
                                                                      ---------------
Total                                                                       4,602,813
-------------------------------------------------------------------------------------


FINLAND (1.4%)
Fortum                                                   47,339               923,410
Jaakko Poyry Group                                       81,000               833,770
Nokia                                                   125,811             1,541,763
Ramirent                                                 99,000               389,822
Stockmann Series B                                       59,000(d)            828,969
                                                                      ---------------
Total                                                                       4,517,734
-------------------------------------------------------------------------------------


FRANCE (4.4%)
ALSTOM                                                   23,009             1,105,285
Carbone Lorraine                                         14,000(d)            347,786
Eurazeo                                                  12,965               438,072
Eutelsat Communications                                  28,556               609,222
GDF Suez                                                 12,095               462,673
Gemalto                                                  24,194(b)            590,488
Hermes Intl                                              10,536(d)          1,059,825
Hi-Media                                                 50,000(b,d)          135,307
Iliad                                                    11,000               913,012
Meetic                                                   20,000(b)            353,185
Neopost                                                  12,500             1,004,866
Norbert Dentressangle                                    12,500               413,006
Pierre & Vacances                                        11,000               605,932
Rubis                                                     8,550               475,648
Saft Groupe                                               6,600               161,127
Societe Generale                                         25,409             1,062,253
SR Teleperformance                                       28,000               765,028
Total                                                    46,952             2,339,465
Ubisoft Entertainment                                    30,580(b,d)          430,472
Vivendi                                                  37,344               961,856
                                                                      ---------------
Total                                                                      14,234,508
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


GERMANY (5.3%)
Bayer                                                    25,718(d)         $1,369,586
CTS Eventim                                              38,900             1,240,874
Deutsche Beteiligungs                                    17,500               277,312
ElringKlinger                                            48,100(d)            428,580
Fresenius                                                17,048(d)            941,861
GEA Group                                                47,334               547,371
MTU Aero Engines Holding                                 18,175               507,281
Rational                                                  8,000(d)            678,402
Rhon-Klinikum                                            79,700(d)          1,598,608
RWE                                                      20,561(d)          1,605,166
SAP                                                      70,289(d)          2,478,068
Siemens                                                  33,151(d)          1,866,507
Takkt                                                    40,000(d)            389,933
Tognum                                                   26,600               294,178
Vossloh                                                   9,200(d)            919,696
Wacker Chemie                                             6,015(d)            430,653
Wincor Nixdorf                                           23,500(d)          1,111,375
ZhongDe Waste Technology                                 12,100               173,049
                                                                      ---------------
Total                                                                      16,858,500
-------------------------------------------------------------------------------------


GREECE (1.2%)
Alpha Bank                                               84,291               704,376
Intralot-Integrated Lottery Systems &
 Services                                               220,000               844,671
Marfin Financial Group                                  113,338(b)            417,905
OPAP                                                     43,843             1,275,330
Public Power                                             28,994               485,260
                                                                      ---------------
Total                                                                       3,727,542
-------------------------------------------------------------------------------------


HONG KONG (2.2%)
BOC Hong Kong Holdings                                  428,500(d)            437,141
China Green Holdings                                  1,420,000(d)            924,905
FU JI Food & Catering Services Holdings                 737,000(d)            335,881
Hang Seng Bank                                           62,200               748,933
Hong Kong Aircraft Engineering                           50,000               438,686
Hong Kong Exchanges and Clearing                        140,000(d)          1,202,538
Hopewell Highway Infrastructure                       1,100,000               659,607
Hutchison Whampoa                                       240,000             1,221,237
Lifestyle Intl Holdings                                 860,000(d)            694,562
REXCAPITAL Financial Holdings                         6,500,000(b)            218,993
Xinyu Hengdeli Holdings                               1,489,300               198,924
                                                                      ---------------
Total                                                                       7,081,407
-------------------------------------------------------------------------------------


INDIA (1.2%)
Asian Paints                                             48,446               777,918
Educomp Solutions                                        11,400               413,798
Housing Development Finance                              20,000               617,545
Jain Irrigation Systems                                  77,000               524,253
Mundra Port and Special Economic Zone                    63,500               496,729
Shriram Transport Finance                                64,000               243,872
United Phosphorus                                       380,000               719,477
                                                                      ---------------
Total                                                                       3,793,592
-------------------------------------------------------------------------------------


INDONESIA (0.2%)
Perusahaan Gas Negara                                 2,700,000               510,001
-------------------------------------------------------------------------------------


IRELAND (0.5%)
Paddy Power                                              24,500               337,701
United Drug                                             400,000             1,187,458
                                                                      ---------------
Total                                                                       1,525,159
-------------------------------------------------------------------------------------


ISRAEL (0.3%)
Israel Chemicals                                        142,000               968,293
-------------------------------------------------------------------------------------


ITALY (1.7%)
Cobra Automotive Technologies                            30,000(b)             77,560
Compagnie Industriali Riunite                           754,700(d)            754,400
Credito Emiliano                                         70,000               310,887
Enel                                                    171,535(d)            962,020
Finmeccanica                                             62,474               977,094
GranitiFiandre                                           61,300               235,034
Istituto Finanziario Industriale                         86,210(b)            495,526
Lottomatica                                              33,027(d)            609,206
SABAF                                                    15,000(d)            233,094
Terna -- Rete Elettrica Nationale                       245,385               745,367
                                                                      ---------------
Total                                                                       5,400,188
-------------------------------------------------------------------------------------


JAPAN (23.4%)
AEON Delight                                             39,000               850,222
AEON Mall                                                41,000(d)            562,925
Ain Pharmaciez                                           35,000               766,587
AS ONE                                                   20,600(d)            444,281
Asics                                                    84,100(d)            626,292
Astellas Pharma                                          23,000               871,271
Bank of Kyoto                                            73,000               768,630
Benesse                                                  19,300               824,446
Canon                                                    20,700               565,102
Chuo Mitsui Trust Holdings                              145,000               570,661
Cosel                                                    58,100               506,172
CyberAgent                                                  700(d)            398,671
Daihatsu Motor                                           68,000(d)            573,600
Daiseki                                                  23,000(d)            352,327
Daito Trust Construction                                 19,000               818,171
East Japan Railway                                       28,800             1,953,867
FamilyMart                                               22,100               807,582
Fast Retailing                                           10,563             1,332,719
Fukuoka REIT                                                145               637,542
Glory                                                    40,200(d)            690,829
Godo Steel                                              210,000               604,511
Hamamatsu Photonics                                      25,000               422,007
Hisamitsu Pharmaceutical                                 20,000               742,824
Hitachi                                                 404,000             1,232,922
Hitachi Metals                                           68,000(d)            350,556
Honda Motor                                              28,400               653,013
Hosiden                                                  56,300               658,018
Ibiden                                                   35,000               708,485
ITOCHU                                                  182,000               885,180
Japan Tobacco                                               509             1,464,210
Jupiter Telecommunications                                1,945             1,839,518
Kamigumi                                                130,000             1,030,533
Kansai Paint                                            308,000             1,555,052
Kao                                                      55,000             1,336,481
KDDI                                                        238             1,486,778
Keyence                                                   1,700               309,352
Kintetsu World Express                                   35,400(d)            655,715
Konami                                                   29,900               598,521
Kurita Water Inds                                        29,500               666,809
Lawson                                                   20,100               993,806
Maeda                                                   175,000               601,097
Makita                                                   26,000(d)            473,094
Marubeni                                                308,000             1,096,720
Mitsubishi Estate                                       119,000             1,561,278
Mitsubishi Logistics                                     54,000               548,751
Mitsui & Co                                             105,000(d)          1,096,250
Mitsui Fudosan                                          116,000             1,496,752
Mitsui Sumitomo Insurance Group Holdings                 45,100             1,169,574
MIURA                                                    27,400               627,839
Nakanishi                                                 8,400               536,343
NGK Insulators                                           43,000               552,895
Nintendo                                                  7,300             2,264,242
Nippon Building Fund                                         90               966,039
Nippon Residential Investment                               230               125,515
Nippon Yusen Kabushiki Kaisha                            94,000               440,653
Oji Paper                                               158,000               750,336
Olympus                                                  22,000(d)            353,331
ORIX JREIT                                                  170               802,240
Osaka Securities Exchange                                   200(d)            908,044
POINT                                                    15,400               690,235
Rakuten                                                   2,032(d)          1,198,551
Rohto Pharmaceutical                                     53,000               656,024
Ryohin Keikaku                                           13,000(d)            537,313
Sanyo Special Steel                                     187,000               488,101
Seven & I Holdings                                       62,000             1,654,174
Seven Bank                                                  315               955,382
Shimano                                                  22,800               779,910
Shin-Etsu Chemical                                       44,100             2,064,386
Shinsei Bank                                            345,000(d)            440,922
SoftBank                                                 81,400(d)          1,258,970
Square Enix Holdings                                     22,200(d)            596,328
Suruga Bank                                             153,000             1,347,319
Sysmex                                                   14,400(d)            437,476
T&D Holdings                                             17,650               570,786
T. Hasegawa                                              27,800(d)            351,650
Tamron                                                   35,000               296,840


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Tokio Marine Holdings                                    65,300            $1,730,464
Tokyo Electric Power                                     76,000             2,377,940
TOPCON                                                  110,000(d)            455,092
Toyo Seikan Kaisha                                       47,539               705,009
Toyo Suisan Kaisha                                       21,000(d)            553,983
Toyo Tanso                                                4,900(d)            181,749
Toyo Tire & Rubber                                      270,000               393,694
Unicharm PetCare                                         26,400(d)            874,370
Union Tool                                               19,200               374,887
Ushio                                                    45,000               571,013
USS                                                      11,000               470,635
Wacom                                                       472               372,164
West Japan Railway                                          211               858,610
Yokohama Rubber                                         121,000(d)            425,315
Yusen Air & Sea Service                                  45,600               503,897
ZENRIN                                                   28,000(d)            291,336
                                                                      ---------------
Total                                                                      74,951,706
-------------------------------------------------------------------------------------


LUXEMBOURG (0.4%)
SES FDR                                                  66,000             1,208,729
-------------------------------------------------------------------------------------


MEXICO (0.4%)
Financiera Independencia                                 71,354                28,568
Grupo Aeroportuario del Sureste ADR                      27,000               791,910
Urbi Desarrollos Urbanos                                540,000(b,d)          554,600
                                                                      ---------------
Total                                                                       1,375,078
-------------------------------------------------------------------------------------


NETHERLANDS (6.5%)
Aalberts Inds                                            91,317(d)            517,914
Arcadis                                                  51,900(d)            564,806
Fugro                                                    48,021(d)          1,297,381
Imtech                                                   93,000             1,430,733
Koninklijke (Royal) KPN                                 166,771             2,219,465
Koninklijke Ahold                                       150,913             1,809,255
Koninklijke DSM                                          23,724               568,402
Koninklijke Vopak                                        32,615(d)          1,221,675
Qiagen                                                   60,000(b,d)        1,020,534
Reed Elsevier                                           118,042             1,306,162
Royal Boskalis Westminster                               18,419               371,498
Royal Dutch Shell Series A                               62,989             1,569,318
Royal Dutch Shell Series B                               64,559             1,531,967
Smit Intl                                                14,400(d)            668,098
Ten Cate                                                 67,120             1,203,960
Unilever                                                133,179             2,927,918
Unit 4 Agresso                                           64,150               649,049
                                                                      ---------------
Total                                                                      20,878,135
-------------------------------------------------------------------------------------


NEW ZEALAND (0.1%)
Sky City Entertainment Group                            264,229               411,793
-------------------------------------------------------------------------------------


NORWAY (0.1%)
Tandberg                                                 34,300(d)            424,460
-------------------------------------------------------------------------------------


POLAND (0.1%)
ING Bank Slaski                                           3,100               241,975
-------------------------------------------------------------------------------------


PORTUGAL (0.2%)
Jeronimo Martins                                        135,404               687,401
-------------------------------------------------------------------------------------


RUSSIA (--%)
RBC Information Systems ADR                              10,050(b)             12,363
-------------------------------------------------------------------------------------


SINGAPORE (1.2%)
CDL Hospitality Trusts                                1,330,000(d)            567,754
ComfortDelGro                                           800,000               762,935
Mapletree Logistics Trust                             3,217,725               811,002
Olam Intl                                               900,000               722,210
Singapore Exchange                                      320,000(d)          1,072,992
                                                                      ---------------
Total                                                                       3,936,893
-------------------------------------------------------------------------------------


SOUTH AFRICA (1.0%)
Impala Platinum Holdings                                 66,000               756,343
Mr Price Group                                          235,000               594,447
Naspers Series N                                         64,000               976,629
Randgold Resources ADR                                   18,500(d)            822,510
                                                                      ---------------
Total                                                                       3,149,929
-------------------------------------------------------------------------------------


SOUTH KOREA (1.2%)
MegaStudy                                                 6,850               827,106
NHN                                                       4,000(b)            396,301
Sung Kwang Bend                                          41,000               533,057
Taewoong                                                 17,000             1,098,604
Woongjin Coway                                           50,700               931,602
                                                                      ---------------
Total                                                                       3,786,670
-------------------------------------------------------------------------------------


SPAIN (2.2%)
Grifols                                                  33,734               591,049
Grupo Ferrovial                                          23,176               614,527
Iberdrola                                               271,898             2,105,019
Mapfre                                                  195,147               549,885
Red Electrica de Espana                                  17,800               731,030
Telefonica                                              135,409             2,400,269
                                                                      ---------------
Total                                                                       6,991,779
-------------------------------------------------------------------------------------


SWEDEN (1.5%)
Elekta Series B                                          58,956(d)            668,156
Hexagon Series B                                        242,710(d)            810,757
HEXPOL                                                   55,296(b)            105,489
Investor Cl B                                            57,051               661,691
Modern Times Group Series B                              28,962(d)            493,439
Nobia                                                   204,170(d)            421,193
Nordea Bank                                              64,767               342,753
Securitas Systems                                       217,300               160,271
SSAB Svenskt Stal Series B                               79,125               520,280
Sweco Series B                                          139,000               633,541
                                                                      ---------------
Total                                                                       4,817,570
-------------------------------------------------------------------------------------


SWITZERLAND (8.0%)
Actelion                                                 27,620(b)          1,499,367
Aryzta                                                   44,100(b)          1,095,604
Burckhardt Compression Holding                            3,850               415,408
Geberit                                                   9,400(d)            910,095
Givaudan                                                    515               348,949
Kuehne & Nagel Intl                                      14,600               803,293
Nestle                                                  196,483             6,792,665
Novartis                                                132,128             5,431,083
Pargesa Holding Cl B                                      7,846(d)            504,205
Roche Holding                                            27,677             3,886,772
Sika                                                        950(d)            747,752
Temenos Group                                            41,789(b,d)          365,819
UBS                                                      71,696(b)            899,401
Xstrata                                                  94,810               774,284
Zurich Financial Services                                 5,513               994,403
                                                                      ---------------
Total                                                                      25,469,100
-------------------------------------------------------------------------------------


TAIWAN (0.6%)
Everlight Electronics                                   282,975               374,725
Formosa Intl Hotels                                      85,800               732,977
President Chain Store                                   318,000               746,995
Wah Lee Industrial                                      151,755                89,631
                                                                      ---------------
Total                                                                       1,944,328
-------------------------------------------------------------------------------------


UNITED KINGDOM (16.1%)
Admiral Group                                            21,000               272,178
Aggreko                                                 114,030               641,575
Amlin                                                    79,045               437,754
Anglo American                                           71,238             1,280,939
Autonomy                                                 46,271(b)            727,312
AVEVA Group                                              56,925               491,512
Babcock Intl Group                                      107,795               785,595
BAE Systems                                             324,918             1,885,086
Balfour Beatty                                          113,950               608,037
BG Group                                                225,850             3,095,275
BHP Billiton                                            125,715             2,100,505
BP                                                      510,887             3,616,646
British American Tobacco                                116,502             3,193,143
Cable & Wireless                                        395,446               895,368
Capita Group                                            143,000             1,437,221
Chemring Group                                           31,586             1,048,629
Cobham                                                  415,652             1,281,714
Compass Group                                           174,663               863,989
Diageo                                                   31,755               425,897
FirstGroup                                              105,083               412,819
G4S                                                     285,929               789,168
GAME Group                                              245,627               507,464
GlaxoSmithKline                                         277,185             4,886,696
HMV Group                                               277,241               551,075
IG Group Holdings                                       130,897               548,101
Imperial Tobacco Group                                   83,198             2,274,067
Informa                                                  95,300               330,205
Inmarsat                                                113,283               670,203
Intermediate Capital Group                               40,000               221,812
Intertek Group                                          175,413             2,157,507
Intl Power                                              263,477             1,032,956
John D Wood & Co                                        204,355               572,266
Keller Group                                             50,000               443,551
Petrofac                                                 83,944               505,074
Reckitt Benckiser Group                                  48,447             1,865,053
Rio Tinto                                                24,780               532,299
Rotork                                                   93,886               934,352
RPS Group                                               330,600               649,661
Serco Group                                             220,000             1,392,620
Smith & Nephew                                          130,000               941,950
Smiths Group                                             65,833               813,001


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Stagecoach Group                                        279,157              $488,516
Standard Chartered                                       52,779               666,624
Subsea 7                                                 85,773(b,d)          447,068
Tesco                                                   236,416             1,221,307
Tullett Prebon                                          153,390               337,350
Tullow Oil                                               36,000               358,902
                                                                      ---------------
Total                                                                      51,640,042
-------------------------------------------------------------------------------------


UNITED STATES (1.9%)
Alexion Pharmaceuticals                                  16,000(b)            589,920
Atwood Oceanics                                          58,000(b)            965,701
BioMarin Pharmaceutical                                  28,000(b,d)          539,280
Bristow Group                                            13,500(b,d)          326,565
Central European Distribution                            43,000(b)            520,300
Cephalon                                                  8,000(b,d)          617,441
FMC Technologies                                         19,000(b,d)          562,210
iShares MSCI EAFE Index Fund                             10,000               387,000
Oceaneering Intl                                          7,300(b)            251,558
Synthes                                                  10,687             1,287,663
                                                                      ---------------
Total                                                                       6,047,638
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $435,979,103)                                                     $315,692,149
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%               1,389,393(e)         $1,389,393
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,389,393)                                                         $1,389,393
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (15.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     48,211,433           $48,211,433
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $48,211,433)                                                       $48,211,433
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $485,579,929)(f)                                                  $365,292,975
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Jan. 31, 2009:


                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       1.8%            $5,699,804
Air Freight & Logistics                                                   0.6              1,908,794
Auto Components                                                           0.4              1,325,149
Automobiles                                                               0.4              1,226,613
Beverages                                                                 0.3                946,197
Biotechnology                                                             1.7              5,580,431
Building Products                                                         0.5              1,678,186
Capital Markets                                                           0.9              2,722,624
Chemicals                                                                 4.0             12,937,161
Commercial Banks                                                          3.2             10,206,059
Commercial Services & Supplies                                            1.8              5,712,560
Communications Equipment                                                  0.6              1,966,223
Computers & Peripherals                                                   0.6              2,074,027
Construction & Engineering                                                1.6              5,267,790
Consumer Finance                                                          0.1                272,440
Containers & Packaging                                                    0.4              1,354,663
Distributors                                                              0.1                198,924
Diversified Consumer Services                                             0.7              2,304,550
Diversified Financial Services                                            2.3              7,220,751
Diversified Telecommunication Services                                    2.2              7,098,317
Electric Utilities                                                        2.9              9,189,070
Electrical Equipment                                                      1.3              4,083,488
Electronic Equipment, Instruments & Components                            1.6              5,184,584
Energy Equipment & Services                                               2.1              6,674,690
Food & Staples Retailing                                                  4.4             14,160,223
Food Products                                                             4.5             14,489,755
Gas Utilities                                                             0.3                985,649
Health Care Equipment & Supplies                                          1.9              5,983,681
Health Care Providers & Services                                          1.3              4,055,676
Hotels, Restaurants & Leisure                                             2.1              6,566,773
Household Durables                                                        0.9              2,870,792
Household Products                                                        1.0              3,201,534
Independent Power Producers & Energy Traders                              0.3              1,032,956
Industrial Conglomerates                                                  1.5              4,655,145
Insurance                                                                 2.6              8,258,651
Internet & Catalog Retail                                                 0.5              1,588,484
Internet Software & Services                                              0.2                749,486
IT Services                                                               0.2                800,352


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Leisure Equipment & Products                                              0.3%            $1,076,750
Life Sciences Tools & Services                                            0.4              1,382,127
Machinery                                                                 2.5              8,025,800
Marine                                                                    0.6              1,831,418
Media                                                                     3.5             11,235,052
Metals & Mining                                                           4.5             14,466,709
Multiline Retail                                                          0.6              2,060,844
Multi-Utilities                                                           0.6              2,067,839
Office Electronics                                                        0.5              1,569,968
Oil, Gas & Consumable Fuels                                               5.9             18,775,584
Paper & Forest Products                                                   0.7              2,399,691
Personal Products                                                         0.2                599,914
Pharmaceuticals                                                           6.3             20,127,636
Professional Services                                                     1.6              5,193,526
Real Estate Investment Trusts (REITs)                                     1.2              3,910,092
Real Estate Management & Development                                      1.4              4,439,126
Road & Rail                                                               2.2              6,970,810
Software                                                                  2.7              8,601,323
Specialty Retail                                                          1.4              4,567,768
Textiles, Apparel & Luxury Goods                                          1.1              3,422,694
Thrifts & Mortgage Finance                                                0.2                617,545
Tobacco                                                                   2.2              6,931,420
Trading Companies & Distributors                                          1.1              3,467,972
Transportation Infrastructure                                             2.2              6,972,541
Wireless Telecommunication Services                                       0.9              2,745,748
Other(1)                                                                 15.5             49,600,826
----------------------------------------------------------------------------------------------------
Total                                                                                   $365,292,975
----------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2009



                                                  CURRENCY TO                 CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                    BE DELIVERED                 BE RECEIVED      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Feb. 2, 2009                                          158,254                     106,093          $5,594               $--
                                            Australian Dollar                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------
Feb. 2, 2009                                           68,852                      97,873              --            (1,866)
                                                British Pound                 U.S. Dollar

Feb. 2, 2009                                          415,020                     544,295          12,987                --
                                       European Monetary Unit                 U.S. Dollar

Feb. 2, 2009                                        1,296,607                      14,508              68                --
                                                 Japanese Yen                 U.S. Dollar

Feb. 2, 2009                                           81,460                      10,101             355                --
                                                Swedish Krona                 U.S. Dollar

Feb. 2, 2009                                          132,268                     114,468             395                --
                                                  Swiss Franc                 U.S. Dollar

Feb. 2, 2009                                           73,327                      51,584           1,398                --
                                                  U.S. Dollar               British Pound

Feb. 2, 2009                                            2,535                       1,933                               (60)
                                                  U.S. Dollar      European Monetary Unit

Feb. 3, 2009                                           77,364                     110,855              --            (1,215)
                                                British Pound                 U.S. Dollar

Feb. 3, 2009                                          131,709                     107,579              44                --
                                              Canadian Dollar                 U.S. Dollar

Feb. 3, 2009                                           15,449                      20,036             258                --
                                       European Monetary Unit                 U.S. Dollar



See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                  CURRENCY TO                 CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                    BE DELIVERED                 BE RECEIVED      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Feb. 3, 2009                                       18,151,502                     202,065              --               (90)
                                                 Japanese Yen                 U.S. Dollar

Feb. 3, 2009                                           46,813                       5,737             136                --
                                                Swedish Krona                 U.S. Dollar

Feb. 3, 2009                                           70,845                      49,442             776                --
                                                  U.S. Dollar               British Pound

Feb. 3, 2009                                            5,060                       3,902              --               (65)
                                                  U.S. Dollar      European Monetary Unit

Feb. 3, 2009                                           32,209                   2,893,335              14                --
                                                  U.S. Dollar                Japanese Yen

Feb. 4, 2009                                           74,314                      47,501             308                --
                                            Australian Dollar                 U.S. Dollar

Feb. 4, 2009                                          117,918                     170,413              --              (402)
                                                British Pound                 U.S. Dollar

Feb. 4, 2009                                          912,697                     157,865           1,058                --
                                                 Danish Krone                 U.S. Dollar

Feb. 4, 2009                                          468,720                     599,822              --              (234)
                                       European Monetary Unit                 U.S. Dollar

Feb. 4, 2009                                       14,005,002                     156,114             139                --
                                                 Japanese Yen                 U.S. Dollar

Feb. 4, 2009                                          845,867                      59,589             704                --
                                                 Mexican Peso                 U.S. Dollar

Feb. 4, 2009                                            4,990                         596              --                (1)
                                                Swedish Krona                 U.S. Dollar

Feb. 4, 2009                                          246,003                     211,670              --              (493)
                                                  Swiss Franc                 U.S. Dollar

Feb. 4, 2009                                          106,161                      70,319                               (39)
                                             Singapore Dollar                 U.S. Dollar

Feb. 4, 2009                                           47,630                      32,944              92                --
                                                  U.S. Dollar               British Pound

Feb. 4, 2009                                           19,457                      15,204               8                --
                                                  U.S. Dollar      European Monetary Unit

Feb. 4, 2009                                           81,086                     122,415              48                --
                                                  U.S. Dollar            Singapore Dollar
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $24,382           $(4,465)
-----------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Jan. 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $485,580,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $11,345,000
     Unrealized depreciation                                                     (131,632,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(120,287,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
6 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                  FAIR VALUE AT JAN. 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $73,311,422      $291,981,553         $--        $365,292,975
Other financial instruments*                               --            19,917          --              19,917

---------------------------------------------------------------------------------------------------------------
Total                                             $73,311,422      $292,001,470         $--        $365,312,892
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
7 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       RIVERSOURCE PARTNERS INTERNATIONAL

                                SELECT VALUE FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (96.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (2.5%)
Alumina                                               2,305,575            $1,618,532
Australia & New Zealand Banking Group                    55,600               461,131
BHP Billiton                                            356,300             6,603,371
Commonwealth Property Office Fund                     2,876,847             1,533,668
David Jones                                             599,731               865,669
Macquarie Infrastructure Group                        2,385,528             2,383,827
Natl Australia Bank                                     206,721             2,436,783
Newcrest Mining                                         117,717             2,280,644
Transfield Services                                     414,769               501,067
                                                                      ---------------
Total                                                                      18,684,692
-------------------------------------------------------------------------------------


BELGIUM (1.3%)
Belgacom                                                 83,400(d)          2,909,214
Delhaize Group                                           49,100(d)          3,154,702
Solvay                                                   47,400             3,347,668
                                                                      ---------------
Total                                                                       9,411,584
-------------------------------------------------------------------------------------


BRAZIL (1.1%)
Eletrobras ADR                                          289,330             3,006,139
UNIBANCO -- Uniao de Bancos Brasileiros ADR              52,900             2,977,212
Usinas Siderurgicas de Minas Gerais Series A            202,050             2,511,267
                                                                      ---------------
Total                                                                       8,494,618
-------------------------------------------------------------------------------------


CANADA (4.7%)
Barrick Gold                                            242,921             9,122,008
BCE                                                      55,200             1,131,673
Ivanhoe Mines                                           277,700(b)            749,790
Magna Intl Cl A                                         195,930(d)          5,452,731
Morguard Real Estate Investment Trust                   110,200               805,267
Nexen                                                   187,663             2,721,114
Northern Property Real Estate Investment
 Trust                                                  105,400             1,406,998
OPTI Canada                                             486,600(b)            635,663
Petro-Canada                                            248,400             5,392,685
Silver Standard Resources                               158,900(b,d)        3,166,877
Suncor Energy                                           148,850             2,865,363
TELUS                                                    75,525             2,018,853
                                                                      ---------------
Total                                                                      35,469,022
-------------------------------------------------------------------------------------


CHINA (0.4%)
China Petroleum & Chemical Series H                   6,084,000             3,279,937
-------------------------------------------------------------------------------------


FINLAND (2.1%)
Nokia                                                   511,700             6,270,676
Nokia ADR                                               171,600             2,105,532
Stora Enso Series R                                   1,260,306             7,678,598
                                                                      ---------------
Total                                                                      16,054,806
-------------------------------------------------------------------------------------


FRANCE (13.1%)
Alcatel-Lucent                                        1,784,000(b,d)        3,501,733
AREVA                                                     4,478(d)          1,906,587
BNP Paribas                                             142,930             5,455,654
Boiron                                                   44,949             1,252,568
Carbone Lorraine                                         86,608(d)          2,151,505
Credit Agricole                                         743,176             8,994,963
Euler Hermes                                             27,754               990,315
Fimalac                                                  16,796               620,664
France Telecom                                          183,300(d)          4,106,938
Gemalto                                                 166,596(b)          4,066,004
Ipsos                                                    54,815             1,164,344
Lagardere                                               171,900(d)          6,538,236
Latecoere                                                59,746(b)            368,524
Michelin Series B                                        89,100(d)          3,482,716
Neopost                                                  40,956(d)          3,292,422
Nexans                                                   16,413               940,031
Norbert Dentressangle                                     5,612               185,423
Renault                                                 247,300(d)          4,763,922
Sanofi-Aventis                                          270,676(d)         15,221,331
Societe Generale                                        212,229             8,872,478
Technip                                                 165,950(d)          5,130,006
Thales                                                  108,575(d)          4,803,273
Total                                                   212,800            10,603,128
                                                                      ---------------
Total                                                                      98,412,765
-------------------------------------------------------------------------------------


GERMANY (8.8%)
Allianz                                                 110,100(d)          9,221,465
BASF                                                    188,200(d)          5,489,521
Bayer                                                    43,400             2,311,224
Bilfinger Berger                                         76,003(d)          3,206,892
Celesio                                                  74,400(d)          1,592,037
Deutsche Bank                                           237,800(d)          6,135,283
Deutsche Lufthansa                                      352,000             4,297,067
Deutsche Telekom                                        409,700(d)          4,974,620
E.ON                                                    258,800             8,391,043
ElringKlinger                                            62,429(d)            556,254
Fielmann                                                 18,336             1,173,908
GFK                                                      45,731(d)            933,533
MTU Aero Engines Holding                                 32,338               902,584
Munich Re Group                                          54,400(d)          7,190,204
Rational                                                  8,567(d)            726,484
Siemens                                                  66,177(d)          3,725,976
Symrise                                                 155,395(d)          1,457,634
TUI                                                     294,300(d)          2,451,695
Wincor Nixdorf                                           28,416(d)          1,343,865
                                                                      ---------------
Total                                                                      66,081,289
-------------------------------------------------------------------------------------


HONG KONG (0.8%)
AMVIG Holdings                                        4,240,000             2,337,698
Arts Optical Intl Holdings                            1,488,000               310,792
ASM Pacific Technology                                  291,600               888,244
COSCO Pacific                                           996,000               890,977
Fong's Inds                                           3,094,000               517,558
Pacific Basin Shipping                                1,691,000(d)            867,068
                                                                      ---------------
Total                                                                       5,812,337
-------------------------------------------------------------------------------------


INDIA (0.3%)
State Bank of India GDR                                  44,500(d)          2,131,550
-------------------------------------------------------------------------------------


IRELAND (0.2%)
Glanbia                                                 352,269             1,195,981
Independent News & Media                                437,672               151,283
                                                                      ---------------
Total                                                                       1,347,264
-------------------------------------------------------------------------------------


ITALY (3.6%)
Autostrada Torino-Milano                                 10,051                65,451
Eni                                                     388,100             8,207,527


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ITALY (CONT.)
Fondiaria -- SAI                                        171,700            $2,677,904
Intesa Sanpaolo                                       1,079,300             3,400,950
Telecom Italia                                       12,149,700            12,705,133
                                                                      ---------------
Total                                                                      27,056,965
-------------------------------------------------------------------------------------


JAPAN (21.8%)
Canon                                                   120,600             3,292,335
Coca-Cola West                                          352,400             7,258,840
Dai Nippon Printing                                     603,000             5,889,918
East Japan Railway                                       75,600             5,128,904
FCC                                                     162,500             1,600,246
FUJIFILM Holdings                                       267,400             5,849,175
Fujitsu                                               1,529,000             6,876,715
Hitachi                                               1,009,000             3,079,251
Honda Motor                                             284,100             6,532,429
JFE Holdings                                            168,100(d)          4,179,750
JS Group                                                212,500             2,834,297
Kirin Holdings                                          178,000             2,233,629
Mabuchi Motor                                           146,900             5,514,908
Mitsubishi                                              183,000(d)          2,419,403
Mitsubishi Chemical Holdings                          1,029,500             4,221,501
Mitsui & Co                                             582,000(d)          6,076,359
Mitsui Chemicals                                        813,000             2,338,155
Mitsui Sumitomo Insurance Group Holdings                128,200             3,324,600
MIURA                                                    48,800             1,118,195
Nifco                                                    78,700               702,169
Nippon Mining Holdings                                  941,500             3,425,926
Nippon Oil                                              735,000             3,195,411
Nippon Telegraph & Telephone                            145,500             7,050,389
Nippon Telegraph & Telephone ADR                        247,937(d)          5,967,844
Nissan Motor                                          1,442,300             4,347,218
Rohm                                                    101,800(d)          5,058,479
Sega Sammy Holdings                                     295,400(d)          3,739,443
Sekisui House                                           392,000             3,294,126
Seven & I Holdings                                      121,600             3,244,314
Sharp                                                   762,000(d)          5,660,254
Shimano                                                  21,800               745,704
Shiseido                                                209,000(d)          3,515,499
Sumitomo Mitsui Financial Group                         137,100             5,436,179
Sumitomo Trust & Banking                                577,000(d)          2,830,706
Taiyo Ink Mfg                                            70,400(d)          1,317,175
Takefuji                                                283,600(d)          2,003,761
Takeuchi Mfg                                             75,900               563,673
Tokyo Electric Power                                     76,900             2,406,100
Toshiba                                               1,557,000(d)          5,438,507
Toyo Seikan Kaisha                                      258,900             3,839,518
Toyota Motor                                            177,500             5,712,712
Ushio                                                   147,900(d)          1,876,730
Wacoal Holdings                                         231,000(d)          3,011,489
                                                                      ---------------
Total                                                                     164,151,936
-------------------------------------------------------------------------------------


LUXEMBOURG (0.7%)
ArcelorMittal                                           248,797             5,566,678
-------------------------------------------------------------------------------------


NETHERLANDS (6.4%)
European Aeronautic Defence and Space                   289,470(d)          5,037,519
Fugro                                                    18,259(d)            493,303
ING Groep                                               753,424             6,217,085
Koninklijke Ahold                                       538,820             6,459,766
Koninklijke BAM Groep                                    74,776(d)            635,994
Koninklijke Philips Electronics                         105,390             1,915,287
Koninklijke Vopak                                        96,938(d)          3,631,051
Qiagen                                                   72,946(b,d)        1,240,731
Royal Boskalis Westminster                               30,508               615,324
Royal Dutch Shell ADR                                   126,810(d)          6,065,322
Royal Dutch Shell Series A                              634,752            15,638,412
                                                                      ---------------
Total                                                                      47,949,794
-------------------------------------------------------------------------------------


NEW ZEALAND (1.1%)
Auckland Intl Airport                                   932,789               856,125
Fisher & Paykel Healthcare                            1,336,997             2,279,740
Sky City Entertainment Group                            663,446             1,033,960
Telecom New Zealand                                   3,158,500             4,204,343
Warehouse Group                                         111,973               207,032
                                                                      ---------------
Total                                                                       8,581,200
-------------------------------------------------------------------------------------


NORWAY (1.0%)
Ekornes                                                  37,600               345,664
Farstad Shipping                                         65,650               757,402
StatoilHydro                                            381,300(d)          6,577,027
                                                                      ---------------
Total                                                                       7,680,093
-------------------------------------------------------------------------------------


PAPUA NEW GUINEA (0.3%)
Lihir Gold                                            1,114,350(b)          2,209,978
-------------------------------------------------------------------------------------


RUSSIA (0.6%)
LUKOIL ADR                                               82,000(d)          2,674,357
MMC Norilsk Nickel ADR                                  369,019             1,522,087
                                                                      ---------------
Total                                                                       4,196,444
-------------------------------------------------------------------------------------


SINGAPORE (1.2%)
CapitaMall Trust                                      1,239,000             1,285,411
Hyflux                                                  775,000(d)            899,725
Parkway Holdings                                      1,062,000(d)            801,559
SembCorp Marine                                         813,000(d)            833,650
SIA Engineering                                         985,000             1,327,997
Singapore Airport Terminal Services                     904,000               815,461
SMRT                                                  1,232,000(d)          1,288,218
StarHub                                               1,273,000(d)          1,705,503
                                                                      ---------------
Total                                                                       8,957,524
-------------------------------------------------------------------------------------


SOUTH AFRICA (1.9%)
AngloGold Ashanti ADR                                   248,000             7,115,120
Gold Fields                                             522,175             5,498,493
Impala Platinum Holdings                                 40,808               467,649
Standard Bank Group                                     216,002             1,486,300
                                                                      ---------------
Total                                                                      14,567,562
-------------------------------------------------------------------------------------


SOUTH KOREA (1.8%)
Industrial Bank of Korea                                194,500             1,202,675
KB Financial Group                                       53,900(b)          1,445,774
Korea Electric Power ADR                                248,850             2,473,569
Samsung Electronics                                      15,500             4,246,043
SK Telecom ADR                                          244,750(d)          4,001,663
                                                                      ---------------
Total                                                                      13,369,724
-------------------------------------------------------------------------------------


SPAIN (1.1%)
Prosegur Compania de Seguridad                           55,497             1,699,515
Telefonica                                              376,900             6,680,955
                                                                      ---------------
Total                                                                       8,380,470
-------------------------------------------------------------------------------------


SWEDEN (1.7%)
Billerud                                                 57,561               115,972
Nordea Bank                                             319,600             1,691,351
Svenska Cellulosa Series B                              565,700(d)          4,417,587
Telefonaktiebolaget LM Ericsson ADR                     334,150(d)          2,669,858
Telefonaktiebolaget LM Ericsson Series B                234,000(d)          1,842,885
Volvo Series B                                          593,350(d)          2,367,542
                                                                      ---------------
Total                                                                      13,105,195
-------------------------------------------------------------------------------------


SWITZERLAND (2.7%)
Credit Suisse Group                                     258,400             6,597,043
Novartis                                                183,260             7,532,848
UBS                                                     191,200(b,d)        2,380,440
UBS                                                     297,135(b)          3,727,453
                                                                      ---------------
Total                                                                      20,237,784
-------------------------------------------------------------------------------------


TAIWAN (1.0%)
AU Optronics                                          4,773,000             3,364,659
Siliconware Precision Inds                            2,534,112             2,017,425
United Microelectronics                               9,212,071             1,961,677
                                                                      ---------------
Total                                                                       7,343,761
-------------------------------------------------------------------------------------


THAILAND (0.3%)
PTT                                                     540,800             2,443,276
-------------------------------------------------------------------------------------


UNITED KINGDOM (12.6%)
Antofagasta                                             415,000             2,494,439
Associated British Foods                                487,600             4,664,393
Aviva                                                 1,045,118             4,719,533
Barclays                                              2,010,200             2,956,190
Bodycote                                                563,266               987,606
BP                                                    1,297,200             9,183,073
BP ADR                                                   64,448             2,737,107
Cattles                                               1,371,559               222,729
Chloride Group                                          846,795             1,648,136


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Cobham                                                  380,901            $1,174,555
Croda Intl                                              126,057               907,633
De La Rue                                                73,150               987,497
GlaxoSmithKline                                         689,000            12,146,882
Greene King                                              61,523               375,764
Halma                                                   362,854               956,333
HSBC Holdings                                           809,800             6,280,460
Laird                                                   611,521               777,177
Lloyds Banking Group                                  2,835,009             3,691,653
Lonmin                                                  141,896             1,761,311
Rexam                                                   390,279             1,751,929
Rotork                                                  189,911             1,889,990
Royal Bank of Scotland Group                          1,223,945               385,173
RSA Insurance Group                                   1,548,563             2,937,299
Serco Group                                             190,841             1,208,041
Spectris                                                136,208               947,507
Spirax-Sarco Engineering                                 60,075               720,849
TT electronics                                          916,939               396,701
Ultra Electronics Holdings                              129,326             2,165,611
United Utilities Group ADR                              490,212             3,826,758
Victrex                                                 231,421             1,435,039
Vodafone Group                                        9,024,332            16,754,184
Weir Group                                              431,018             2,064,484
                                                                      ---------------
Total                                                                      95,156,036
-------------------------------------------------------------------------------------


UNITED STATES (1.0%)
Newmont Mining                                          186,576             7,421,993
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,178,683,877)                                                   $723,556,277
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (0.3%)(c)
ISSUER                                                 SHARES                VALUE(a)
BELGIUM
Fortis
 Rights                                                 549,632(b)                 $1
-------------------------------------------------------------------------------------


UNITED STATES
Lucent Technologies Capital Trust I Cv                    6,378             1,913,400
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $2,082,770)                                                         $1,913,401
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              16,028,911(e)        $16,028,911
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $16,028,911)                                                       $16,028,911
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED  FOR SECURITIES ON LOAN (18.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    139,550,049          $139,550,049
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $139,550,049)                                                     $139,550,049
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,336,345,607)(f)                                                $881,048,638
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Jan. 31, 2009:


                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       1.9%           $14,452,066
Air Freight & Logistics                                                    --                185,423
Airlines                                                                  0.6              4,297,067
Auto Components                                                           1.5             11,091,947
Automobiles                                                               2.8             21,356,281
Beverages                                                                 1.3              9,492,469
Building Products                                                         0.4              2,834,297
Capital Markets                                                           2.5             18,840,219
Chemicals                                                                 2.8             21,216,495
Commercial Banks                                                          8.3             62,137,182
Commercial Services & Supplies                                            1.4             10,286,038
Communications Equipment                                                  2.2             16,390,684
Computers & Peripherals                                                   2.4             17,725,091
Construction & Engineering                                                0.6              4,458,210
Consumer Finance                                                          0.3              2,226,490
Containers & Packaging                                                    1.1              7,929,145
Diversified Financial Services                                            0.9              6,837,749
Diversified Telecommunication Services                                    6.9             51,749,962
Electric Utilities                                                        2.2             16,276,851
Electrical Equipment                                                      1.1              8,522,989
Electronic Equipment, Instruments & Components                            3.0             22,775,701
Energy Equipment & Services                                               0.8              6,380,711
Food & Staples Retailing                                                  1.7             12,858,782
Food Products                                                             0.8              5,860,374
Health Care Equipment & Supplies                                          0.3              2,279,740
Health Care Providers & Services                                          0.3              2,393,596
Hotels, Restaurants & Leisure                                             0.5              3,861,419
Household Durables                                                        1.3             10,026,528
Industrial Conglomerates                                                  0.7              5,641,263
Insurance                                                                 4.1             31,061,320
Leisure Equipment & Products                                              0.6              4,485,147


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Life Sciences Tools & Services                                            0.2%            $1,240,731
Machinery                                                                 1.2              9,173,557
Marine                                                                    0.1                867,068
Media                                                                     1.0              7,853,863
Metals & Mining                                                           8.5             64,289,987
Multiline Retail                                                          0.1              1,072,701
Multi-Utilities                                                           0.5              3,826,758
Office Electronics                                                        0.9              6,584,757
Oil, Gas & Consumable Fuels                                              11.4             85,645,328
Paper & Forest Products                                                   1.6             12,212,157
Personal Products                                                         0.5              3,515,499
Pharmaceuticals                                                           5.1             38,464,853
Property & Casualty                                                        --                      1
Professional Services                                                     0.1                933,533
Real Estate Investment Trusts (REITs)                                     0.7              5,031,344
Road & Rail                                                               0.9              6,417,122
Semiconductors & Semiconductor Equipment                                  1.9             14,171,868
Specialty Retail                                                          0.2              1,173,908
Technology                                                                0.3              1,913,400
Textiles, Apparel & Luxury Goods                                          0.4              3,322,281
Trading Companies & Distributors                                          1.1              8,495,762
Transportation Infrastructure                                             1.3              9,970,889
Water Utilities                                                           0.1                899,725
Wireless Telecommunication Services                                       3.0             22,461,350
Other(1)                                                                 20.7            155,578,960
----------------------------------------------------------------------------------------------------
Total                                                                                   $881,048,638
----------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents.


INVESTMENTS IN DERIVATIVES


At Jan. 31, 2009, $592,694 was held in a margin deposit as collected to cover initial margin deposits on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
FTSE 100 Index                                       70            $4,030,522       March 2009          $11,898
------------------------------------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2009



                                               CURRENCY TO               CURRENCY TO          UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED               BE RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Feb. 2, 2009                                         53,000,000                 590,214              $--              $(53)
                                                   Japanese Yen             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Feb. 2, 2009                                            125,397                 187,152               --            (6,546)
                                                    U.S. Dollar       Australian Dollar
---------------------------------------------------------------------------------------------------------------------------
Feb. 2, 2009                                            120,157                 225,404               --            (5,742)
                                                    U.S. Dollar      New Zealand Dollar
---------------------------------------------------------------------------------------------------------------------------
Feb. 4, 2009                                        201,000,000               2,235,594               --            (2,963)
                                                   Japanese Yen             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
March 16, 2009                                        4,671,000               6,753,187               --           (11,511)
                                                  British Pound             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
March 16, 2009                                       11,119,000               8,977,129               --           (93,455)
                                                Canadian Dollar             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
March 16, 2009                                       12,615,000              16,594,780          450,756                --
                                         European Monetary Unit             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
March 16, 2009                                        8,499,000               7,064,838               --          (267,101)
                                                    Swiss Franc             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
March 16, 2009                                       30,576,005           2,851,367,000        1,194,474                --
                                                    U.S. Dollar            Japanese Yen
---------------------------------------------------------------------------------------------------------------------------
March 16, 2009                                       12,642,518           1,131,518,000               --           (34,927)
                                                    U.S. Dollar            Japanese Yen
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                         $1,645,230         $(422,298)
---------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Jan. 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $1,336,346,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $13,621,000
     Unrealized depreciation                                                     (468,918,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(455,297,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
5 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                  FAIR VALUE AT JAN. 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                        $236,616,581      $644,432,056         $1         $881,048,638
Other financial instruments*                           11,898         1,222,932         --            1,234,830

---------------------------------------------------------------------------------------------------------------
Total                                            $236,628,479      $645,654,988         $1         $882,283,468
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Oct. 31, 2008                                                         $1
  Accrued discounts/premiums                                                        --
  Realized gain (loss)                                                              --
  Change in unrealized appreciation (depreciation)                                  --
  Net purchases (sales)                                                             --
  Transfers in and/or out of Level 3                                                --

--------------------------------------------------------------------------------------------
Balance as of Jan. 31, 2009                                                         $1
--------------------------------------------------------------------------------------------








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (95.9%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.7%)
Ansell                                                   6,000                $38,548
Australian Worldwide Exploration                       108,200(b)             178,212
Bradken                                                 23,150                 35,159
Domino's Pizza Enterprises                              15,057                 27,004
Felix Resources                                          4,751                 20,244
Goodman Fielder                                            700                    674
Iluka Resources                                         24,000(b)              63,579
ING Office Fund                                        101,326                 31,369
Macmahon Holdings                                      125,900                 25,363
Mount Gibson Iron                                       99,904(b)              24,627
NRW Holdings                                            58,267                  6,969
Nufarm                                                  10,480                 74,017
Reject Shop                                              2,074                 13,221
Sonic Healthcare                                           861                  7,535
Tassal Group                                            36,525                 46,205
Tower Australia Group                                   90,600                132,232
Western Areas                                           10,000(b)              23,177
                                                                      ---------------
Total                                                                         748,135
-------------------------------------------------------------------------------------


AUSTRIA (0.8%)
bwin Interactive Entertainment                           3,600(b)              90,465
Osterreichische Post                                     8,179                255,016
                                                                      ---------------
Total                                                                         345,481
-------------------------------------------------------------------------------------


BELGIUM (0.5%)
Mobistar                                                 1,900                139,417
Telenet Group Holding                                    5,600(b,d)            88,373
                                                                      ---------------
Total                                                                         227,790
-------------------------------------------------------------------------------------


BERMUDA (0.7%)
Catlin Group                                            29,122                146,277
Lancashire Holdings                                     23,213(b)             152,357
                                                                      ---------------
Total                                                                         298,634
-------------------------------------------------------------------------------------


BRAZIL (0.6%)
Cia de Saneamento Basico do Estado de Sao
 Paulo                                                  15,500                167,550
Metalurgica Gerdau                                       9,700                 83,340
                                                                      ---------------
Total                                                                         250,890
-------------------------------------------------------------------------------------


CANADA (3.5%)
Alimentation Couche-Tard                                 7,800                 90,431
Celestica                                               34,700(b)             152,138
Dorel Inds Cl B                                          5,200                 93,743
Empire Co Cl A                                           2,200                 93,206
Enerflex Systems Income Fund Unit                       12,800                101,267
Gammon Gold                                             17,600(b)             116,395
Highpine Oil & Gas                                      15,400(b)              57,335
Home Capital Group                                       3,000                 45,436
Laurentian Bank of Canada                                6,900                163,768
Maple Leaf Foods                                         7,300                 64,966
Pan Orient Energy                                       25,300(b)              67,547
Stantec                                                  1,500(b)              32,687
Superior Plus Income Fund Unit                          10,000                 99,363
TUSK Energy                                             85,200(b)              59,128
WestJet Airlines                                        20,300(b)             214,635
Westshore Terminals Income Fund Unit                    11,700                 85,973
                                                                      ---------------
Total                                                                       1,538,018
-------------------------------------------------------------------------------------


CHILE (0.4%)
Lan Airlines ADR                                        21,000                174,510
-------------------------------------------------------------------------------------


CHINA (3.4%)
ANTA Sports Products                                   100,000                 45,705
AsiaInfo Holdings                                       16,500(b,d)           144,045
Beijing North Star Series H                            210,000                 31,874
China Citic Bank Series H                              212,000(d)              78,657
China High Speed Transmission Equipment Group          116,000                135,913
China Natl Materials Series H                          202,000(b,d)            94,671
China Railway Construction Series H                     94,900(b)             129,728
China South Locomotive & Rolling Stock Series
 H                                                     176,000(b)              83,146
China Vanke Series B                                   140,200                108,614
CSG Holding Series B                                   160,700                 91,213
Huaneng Power Intl Series H                            144,000(d)             103,224
Li Ning                                                 16,000                 22,224
Mindray Medical Intl ADR                                 4,900(d)             101,234
New World Department Store China                       105,000                 40,735
Sinopec Shanghai Petrochemical Series H                262,000                 60,929
Sohu.com                                                 1,400(b)              55,370
Weichai Power Series H                                  16,800                 32,130
Wumart Stores Series H                                  26,000                 18,379
Zhejiang Expressway Series H                           180,000                102,386
Zhuzhou CSR Times Electric Series H                     34,000                 26,967
                                                                      ---------------
Total                                                                       1,507,144
-------------------------------------------------------------------------------------


DENMARK (1.0%)
East Asiatic                                             3,710                121,060
Genmab                                                   1,338(b)              55,550
H Lundbeck                                               9,400                195,465
NeuroSearch                                              2,396(b)              71,364
                                                                      ---------------
Total                                                                         443,439
-------------------------------------------------------------------------------------


EGYPT (0.1%)
Egyptian Co for Mobile Services                          2,700                 65,399
-------------------------------------------------------------------------------------


FINLAND (0.7%)
Jaakko Poyry Group                                       6,994                 71,992
Pohjola Bank                                            10,400                121,763
TietoEnator                                              9,360                106,080
                                                                      ---------------
Total                                                                         299,835
-------------------------------------------------------------------------------------


FRANCE (3.3%)
ALTRAN Technologies                                     22,900(b)              73,967
Faiveley                                                 2,026                136,348
Guerbet                                                  1,404                189,869
Meetic                                                   7,670(b)             135,446
Rubis                                                    4,506                250,675
SEB                                                      6,000                141,616
Sechilienne-Sidec                                        5,158                191,291
Sperian Protection                                       1,283                 58,176
Virbac                                                   2,814                192,204
Zodiac                                                   2,800                100,943
                                                                      ---------------
Total                                                                       1,470,535
-------------------------------------------------------------------------------------


GERMANY (5.3%)
aleo solar                                               7,850(b)              47,724
BAUER                                                    2,600                 74,355
CTS Eventim                                              1,663                 53,048
Duerr                                                    6,400                 79,216
Fielmann                                                 7,543                482,918
Fresenius                                                3,300                182,317
Fresenius Medical Care & Co                              3,000                134,175
Gerresheimer                                             4,950                 99,953
GERRY WEBER Intl                                         9,450                215,446
Gildemeister                                             6,000                 45,119


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
GERMANY (CONT.)
Kloeckner & Co                                           4,700                $66,834
Rational                                                 1,194                101,252
Software                                                 4,258                259,444
Vossloh                                                  4,007(d)             400,568
Wacker Chemie                                              900                 64,437
                                                                      ---------------
Total                                                                       2,306,806
-------------------------------------------------------------------------------------


GREECE (0.6%)
Sarantis                                                48,032                251,411
-------------------------------------------------------------------------------------


HONG KONG (2.9%)
Agile Property Holdings                                 84,000                 32,218
Cafe de Coral Holdings                                  10,000                 19,278
Chaoda Modern Agriculture Holdings                     201,838                127,452
Cheung Kong Infrastructure Holdings                     19,000                 71,024
China Everbright Intl                                  777,000                149,008
China Insurance Intl Holdings                           42,000(d)              53,390
China Mengniu Dairy                                      8,000                 10,571
CNPC Hong Kong                                         130,000                 36,681
Dah Sing Banking Group                                  43,600                 30,815
Denway Motors                                          296,000                 88,230
Far East Consortium Intl                               475,000                 56,313
Hengan Intl Group                                       56,000                186,314
Huabao Intl Holdings                                   115,000                 73,623
Pacific Basin Shipping                                 189,000                 96,911
Peace Mark Holdings                                     92,000(e,g,h)              --
Ports Design                                            16,500                 16,688
Sa Sa Intl Holdings                                    584,000                156,565
Sinofert Holdings                                      134,000                 75,819
Xinyi Glass Holdings                                    24,000                  6,102
                                                                      ---------------
Total                                                                       1,287,002
-------------------------------------------------------------------------------------


INDONESIA (0.2%)
Indofood Sukses Makmur                                 502,000                 42,506
United Tractors                                        114,333                 50,009
                                                                      ---------------
Total                                                                          92,515
-------------------------------------------------------------------------------------


IRELAND (0.5%)
Origin Enterprises                                      69,538(b)             153,564
United Drug                                             17,900                 53,139
                                                                      ---------------
Total                                                                         206,703
-------------------------------------------------------------------------------------


ISRAEL (1.1%)
Bezeq Israeli Telecommunication                        235,000                348,365
Cellcom Israel                                           3,500                 73,228
Partner Communications                                   4,800                 73,969
                                                                      ---------------
Total                                                                         495,562
-------------------------------------------------------------------------------------


ITALY (2.8%)
Ansaldo STS                                             31,716                384,395
Brembo                                                  22,100(d)              95,639
DiaSorin                                                10,314                186,786
ERG                                                      7,700                 91,504
Lottomatica                                              2,700                 49,803
Maire Tecnimont                                         31,900                 48,796
Prysmian                                                 6,900                 87,103
Recordati                                               27,200                137,244
Trevi Finanziaria                                       19,200(d)             159,242
                                                                      ---------------
Total                                                                       1,240,512
-------------------------------------------------------------------------------------


JAPAN (28.3%)
Acrodea                                                     33(b)              36,818
Aichi Steel                                             44,000                125,138
Ain Pharmaciez                                           7,700                168,649
Alpha Systems                                            4,700                103,999
Axell                                                       79                321,653
Benefit One                                                 92                 64,941
Chiyoda                                                  7,800                133,252
Chugoku Marine Paints                                   21,000                124,159
CMIC                                                       130                 31,215
Credit Saison                                            4,800                 47,110
Dai-ichi Seiko                                           6,600                 91,983
Daiichikosho                                            16,000                177,118
Daiseki                                                  1,500(d)              22,978
DeNA                                                        41(d)             121,040
Disco                                                    4,000                 97,203
Don Quijote                                             13,600                214,938
en-japan                                                   102                107,975
EPS                                                         39                167,377
Exedy                                                    5,400                 61,704
Foster Electric                                          9,300(d)              59,543
FP                                                       8,400                397,090
Fuji Oil                                                21,500                265,808
Funai Electric                                           5,600                133,621
Gourmet Navigator                                           71                198,121
Hiroshima Bank                                          13,000                 55,281
Hisamitsu Pharmaceutical                                 3,600                133,708
Hitachi Information Systems                              8,500                164,167
Hitachi Software Engineering                             4,700                 66,226
Hosokawa Micron                                          1,000                  3,572
Intage                                                   7,000                107,592
IRISO Electronics                                       10,900                 57,030
IT Holdings                                              4,700(b)              69,796
Kakaku.com                                                  13(d)              50,458
Koito Mfg                                               22,000                113,877
Kokusai                                                  6,200                 23,307
Kura                                                        24                 39,447
Kuroda Electric                                         31,700(d)             241,635
Kyowa Exeo                                              32,000                306,612
Lintec                                                   3,600                 45,135
Macromill                                                   72                 87,033
MANDOM                                                   4,500                112,169
MANI                                                     2,900                186,169
Mars Engineering                                         6,400                203,803
Matsui Securities                                       20,800(d)             155,647
Matsumotokiyoshi Holdings                               20,800(d)             409,755
Meitec                                                   9,400                146,638
Miraca Holdings                                         11,700                250,026
Mitsubishi Paper Mills                                  53,000                 89,411
Mitsubishi Tanabe Pharma                                18,000                266,438
Moshi Moshi Hotline                                      9,100                199,121
Net One Systems                                             84                147,548
NHK Spring                                              34,000                122,811
Nichi-iko Pharmaceutical                                 5,500(d)             184,469
Nichirei                                                48,000                185,430
Nihon Kohden                                             3,900(d)              72,816
Nihon Unisys                                            12,200                 98,225
Nippon Denko                                            16,000                 73,874
NIPRO                                                   11,000                164,858
Nishimatsuya Chain                                      30,700                303,816
Nishi-Nippon City Bank                                 122,000                299,572
Nitta                                                    6,000                 77,682
Oenon Holdings                                          46,000                115,441
Okinawa Electric Power                                   2,370                164,003
Optex                                                    7,500                 65,990
Osaka Securities Exchange                                   32(d)             145,287
Otsuka                                                   4,600                204,546
Outsourcing                                                128                 23,748
POINT                                                    1,910                 85,607
Promise                                                  3,150                 57,842
Proto                                                    3,300                 69,300
RICOH LEASING                                            6,500                 95,090
Rinnai                                                   3,500                136,765
Roland                                                  10,500                125,479
Sanden                                                  16,000                 30,496
Sanki Engineering                                       38,000                249,205
Sanyo Special Steel                                     33,000                 86,136
Shimano                                                    800                 27,365
Showa Shell Sekiyu                                      16,400                153,621
SIIX                                                    14,000                 39,215
Sintokogio                                              21,800                136,031
Software Service                                         5,800                 38,305
Sumitomo Rubber Inds                                     7,300                 45,877
Sysmex                                                   2,900                 88,103
TBK                                                     35,000                 45,016
Toho Pharmaceutical                                     34,500                387,584
Token                                                    5,340                118,669
Tomy                                                    29,200                155,236
Toridoll                                                     5(d)              27,332
Toshiba Machine                                         20,000                 54,987
Toyo Engineering                                        22,000                 71,265
Tsubakimoto Chain                                       11,000                 26,967
Union Tool                                               3,000                 58,576
United Arrows                                           16,600                111,651
USS                                                        720                 30,805
Valor                                                   18,000                153,638
Village Vanguard                                            60                152,374
VSN                                                      5,200                 58,029
Works Applications                                         166                116,600
Yamaguchi Financial Group                                8,000                 88,914
                                                                      ---------------
Total                                                                      12,429,682
-------------------------------------------------------------------------------------


MALAYSIA (0.8%)
Berjaya Sports Toto                                     41,200                 53,433
British American Tobacco                                10,200                124,915
DiGi.Com                                                23,000                130,410
Sarawak Energy                                          97,900                 53,992
                                                                      ---------------
Total                                                                         362,750
-------------------------------------------------------------------------------------


MEXICO (0.7%)
Grupo Financiero Banorte Series O                      115,600                152,693
Mexichem                                               192,900                141,031
                                                                      ---------------
Total                                                                         293,724
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


NETHERLANDS (1.3%)
Grontmij                                                 4,600                $93,782
Imtech                                                  14,423                221,886
James Hardie Inds                                       24,700                 60,541
Smit Intl                                                1,388(d)              64,397
Ten Cate                                                 2,700                 48,431
Unit 4 Agresso                                           8,800                 89,036
                                                                      ---------------
Total                                                                         578,073
-------------------------------------------------------------------------------------


NORWAY (0.1%)
Atea                                                    17,200(b,d)            40,341
-------------------------------------------------------------------------------------


SINGAPORE (0.8%)
CH Offshore                                            439,700                 72,109
Parkway Holdings                                        92,000                 69,438
Rotary Engineering                                     458,000                 68,886
Singapore Post                                         227,000                115,276
Yongnam Holdings                                       700,000(b)              41,008
                                                                      ---------------
Total                                                                         366,717
-------------------------------------------------------------------------------------


SOUTH AFRICA (1.0%)
Adcock Ingram Holdings                                  25,000(b)              97,905
JD Group                                                 2,605                  9,257
Massmart Holdings                                        9,600                 75,690
Murray & Roberts Holdings                               35,084                146,737
Shoprite Holdings                                       20,800                110,330
                                                                      ---------------
Total                                                                         439,919
-------------------------------------------------------------------------------------


SOUTH KOREA (3.4%)
Cheil Inds                                               4,080                 97,724
Hansol Paper                                             6,850(b)              42,838
Hyundai DSF                                              5,810                 28,045
Hyundai Marine & Fire Insurance                         12,000                105,386
Hyundai Mipo Dockyard                                      560                 63,285
JVM                                                      3,675                 28,932
KC Tech                                                 36,585                 79,416
KH Vatec                                                11,000(b)             107,668
Korean Reinsurance                                      21,790                147,908
LG Dacom                                                 8,240                108,984
LG Household & Health Care                                 341                 41,029
LG Telecom                                              18,970                126,835
LIG Insurance                                           10,590                 85,916
Nong Shim                                                  400                 57,892
Sodiff Advanced Materials                                1,906                 80,072
Synopex                                                  9,315(b)              24,664
Taewoong                                                   926                 59,842
Taeyoung Engineering & Construction                     13,800                 44,470
Top Engineering                                         17,760                 54,000
UJU Electronics                                          9,640                 43,865
YedangOnline                                            16,440(b)              85,238
                                                                      ---------------
Total                                                                       1,514,009
-------------------------------------------------------------------------------------


SPAIN (2.4%)
Ebro Puleva                                             19,213                237,118
Prosegur Compania de Seguridad                          10,385                318,025
Red Electrica de Espana                                  3,600                147,849
Viscofan                                                18,462                346,280
                                                                      ---------------
Total                                                                       1,049,272
-------------------------------------------------------------------------------------


SWEDEN (2.1%)
Betsson                                                 20,219(b)             191,176
Elekta Series B                                         25,436(d)             288,269
Intrum Justitia                                         30,748                250,786
Loomis Series B                                         20,920(b)             155,177
West Siberian Resources SDR                             91,100(b)              27,402
                                                                      ---------------
Total                                                                         912,810
-------------------------------------------------------------------------------------


SWITZERLAND (2.5%)
Acino Holding                                              631                115,081
Addax Petroleum                                          5,700                 91,215
Aryzta                                                   2,500(b)              62,109
Banque Cantonale Vaudoise                                  159                 44,608
Basilea Pharmaceutica                                    1,317(b)             164,088
Ferrexpo                                                13,400                  9,459
Galenica                                                   750                234,790
Helvetia Holding                                           850                179,183
Meyer Burger Technology                                    300(b)              22,779
Swiss Prime Site                                         2,800(b,d)           118,247
Temenos Group                                            6,700(b)              58,651
                                                                      ---------------
Total                                                                       1,100,210
-------------------------------------------------------------------------------------


TAIWAN (2.4%)
Cheng Shin Rubber Ind                                   97,000                 67,608
Chicony Electronics                                    129,470                116,595
Compal Electronics                                     100,000                 50,546
D-Link                                                  88,808                 49,108
Far Eastone Telecommunications                         121,000                117,071
L&K Engineering                                         78,000                 41,686
President Chain Store                                   39,000                 91,613
Sheng Yu Steel                                         158,000                 89,868
Simplo Technology                                       10,000                 24,361
Taiwan Cement                                          138,000                 91,848
Taiwan Mobile                                           63,000                 87,813
U-Ming Marine Transport                                112,000                131,063
Uni-President Enterprises                               98,000                 76,314
Vanguard Intl Semiconductor                            123,427                 24,198
                                                                      ---------------
Total                                                                       1,059,692
-------------------------------------------------------------------------------------


THAILAND (1.3%)
BEC World                                              385,100                206,288
Kasikornbank                                            56,100                 72,083
Tata Steel Thailand                                    999,900                 26,798
Thoresen Thai Agencies                                 326,801                161,244
Thoresen Thai Agencies NVDR                            200,200                 98,778
                                                                      ---------------
Total                                                                         565,191
-------------------------------------------------------------------------------------


TURKEY (1.1%)
Tekfen Holding                                          16,000                 25,890
Tupras Turkiye Petrol Rafinerileri                      19,000                180,210
Turk Telekomunikasyon                                   41,000(b)             105,576
Yapi ve Kredi Bankasi                                  152,535(b)             164,757
                                                                      ---------------
Total                                                                         476,433
-------------------------------------------------------------------------------------


UNITED ARAB EMIRATES (0.1%)
Lamprell                                                52,919                 63,479
-------------------------------------------------------------------------------------


UNITED KINGDOM (17.5%)
Afren                                                   55,000(b)              17,242
Amlin                                                   50,083                277,361
Arriva                                                  25,955                171,401
Atkins WS                                                7,400                 59,533
Beazley Group                                          166,800                306,949
Chemring Group                                           9,639                320,007
Chloride Group                                         145,460                283,112
Close Brothers Group                                    14,576                104,618
Connaught                                               78,394                406,697
Croda Intl                                              38,101                274,333
Dana Petroleum                                           8,400(b)             109,572
De La Rue                                               13,069                176,426
eaga                                                   163,628                338,912
easyJet                                                  2,500(b)              10,766
GAME Group                                              46,900                 96,895
Greggs                                                   2,963                151,528
Halfords Group                                          21,800                 78,632
Halma                                                  124,473                328,060
IG Group Holdings                                      110,167                461,299
Jardine Lloyd Thompson Group                            14,800                 96,393
Keller Group                                            14,200                125,968
Mears Group                                             31,413                124,621
Micro Focus Intl                                       105,727                461,489
Misys                                                   50,200                 84,034
Northern Foods                                          67,100                 51,746
Northumbrian Water Group                                93,913                318,486
PayPoint                                                33,405                214,659
Petrofac                                                 5,100                 30,686
PV Crystalox Solar                                     183,173                241,884
PZ Cussons                                             102,003                271,127
QinetiQ                                                144,814                313,611
Regus                                                    5,700                  3,922
RM                                                      12,358                 30,435
Senior                                                 151,500                 64,645
Spectris                                                12,500                 86,954
Spirax-Sarco Engineering                                 5,800                 69,595
Spirent Communications                                 196,800                108,799
Ultra Electronics Holdings                              16,157                270,555
Vitec Group                                             17,800                 48,047
VT Group                                                58,626                502,942
WH Smith                                                40,323                195,750
                                                                      ---------------
Total                                                                       7,689,691
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $62,817,977)                                                       $42,192,314
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              1,260,390(f)          $1,260,390
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,260,390)                                                         $1,260,390
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (6.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     2,866,250             $2,866,250
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $2,866,250)                                                         $2,866,250
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $66,944,617)(i)                                                    $46,318,954
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Jan. 31, 2009:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       3.4%           $$1,508,058
Air Freight & Logistics                                                   0.8                370,292
Airlines                                                                  0.9                399,911
Auto Components                                                           1.3                589,130
Automobiles                                                               0.2                 88,230
Beverages                                                                 0.3                115,441
Biotechnology                                                             0.7                291,002
Capital Markets                                                           0.6                260,265
Chemicals                                                                 2.0                872,524
Commercial Banks                                                          2.6              1,151,148
Commercial Services & Supplies                                            4.7              2,121,282
Communications Equipment                                                  0.4                157,907
Computers & Peripherals                                                   0.7                316,981
Construction & Engineering                                                4.1              1,840,162
Construction Materials                                                    0.6                243,602
Consumer Finance                                                          0.2                104,952
Containers & Packaging                                                    0.9                397,090
Diversified Financial Services                                            1.9                823,439
Diversified Telecommunication Services                                    1.5                651,298
Electric Utilities                                                        1.0                436,868
Electrical Equipment                                                      1.9                822,703
Electronic Equipment, Instruments & Components                            2.3                997,567
Energy Equipment & Services                                               0.6                267,541
Food & Staples Retailing                                                  2.8              1,211,691
Food Products                                                             4.5              2,001,223
Gas Utilities                                                             0.6                250,675
Health Care Equipment & Supplies                                          4.0              1,748,995
Health Care Providers & Services                                          2.0                886,661
Health Care Technology                                                    0.1                 38,305
Hotels, Restaurants & Leisure                                             1.1                497,938
Household Durables                                                        2.6              1,124,121
Household Products                                                        0.7                312,156
Independent Power Producers & Energy Traders                              0.7                294,515
Industrial Conglomerates                                                  0.3                141,031
Insurance                                                                 3.8              1,683,352
Internet & Catalog Retail                                                 0.3                121,040
Internet Software & Services                                              1.5                670,473
IT Services                                                               2.1                904,670
Leisure Equipment & Products                                              1.0                456,675
Life Sciences Tools & Services                                            0.7                298,545
Machinery                                                                 3.7              1,646,566
Marine                                                                    1.1                487,996
Media                                                                     1.4                613,346
Metals & Mining                                                           1.6                722,391
Multiline Retail                                                          0.7                296,939
Oil, Gas & Consumable Fuels                                               2.5              1,089,913


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Paper & Forest Products                                                   0.3%              $132,249
Personal Products                                                         1.3                549,894
Pharmaceuticals                                                           3.0              1,322,514
Professional Services                                                     1.3                565,543
Real Estate Investment Trusts (REITs)                                     0.1                 31,369
Real Estate Management & Development                                      0.8                347,266
Road & Rail                                                               0.4                171,401
Semiconductors & Semiconductor Equipment                                  1.3                576,470
Software                                                                  3.2              1,391,970
Specialty Retail                                                          4.1              1,837,522
Textiles, Apparel & Luxury Goods                                          1.0                423,994
Thrifts & Mortgage Finance                                                0.1                 45,436
Tobacco                                                                   0.3                124,915
Trading Companies & Distributors                                          0.9                407,832
Transportation Infrastructure                                             1.4                637,151
Water Utilities                                                           1.1                486,036
Wireless Telecommunication Services                                       1.9                814,142
Other(1)                                                                  9.4              4,126,640
----------------------------------------------------------------------------------------------------
Total                                                                                    $46,318,954
----------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2009



                                                            CURRENCY TO       CURRENCY TO       UNREALIZED
EXCHANGE DATE                                               BE DELIVERED      BE RECEIVED      DEPRECIATION
-----------------------------------------------------------------------------------------------------------
Feb. 02, 2009                                                      2,650            3,796           $(43)
                                                           British Pound      U.S. Dollar
-----------------------------------------------------------------------------------------------------------
Feb. 03, 2009                                                      1,248            1,781            (26)
                                                           British Pound      U.S. Dollar
-----------------------------------------------------------------------------------------------------------
Feb. 04, 2009                                                      1,610            2,325             (8)
                                                           British Pound      U.S. Dollar
-----------------------------------------------------------------------------------------------------------
Feb. 04, 2009                                                    550,420           65,695           (157)
                                                           Swedish Krona      U.S. Dollar
-----------------------------------------------------------------------------------------------------------
Total                                                                                              $(234)
-----------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Jan. 31, 2009, security was partially or fully on loan.

(e) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES             COST
     -----------------------------------------------------------------
     Peace Mark Holdings                    06-04-08       $102,023.74


(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(g)  Negligible market value.

(h) Security valued by management at fair value according to procedures approved, in good faith, by the Board.


--------------------------------------------------------------------------------
5 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(i) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $66,945,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $1,269,000
     Unrealized depreciation                                                      (21,895,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(20,626,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                           FAIR VALUE AT JAN. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                           $6,129,798       $40,189,156         $--        $46,318,954
Other financial instruments*                                --              (234)         --               (234)

---------------------------------------------------------------------------------------------------------------
Total                                               $6,129,798       $40,188,922         $--        $46,318,720
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forward, which are valued at the unrealized appreciation/depreciation on the instrument.






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     RiverSource International Managers Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 31, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date March 31, 2009